Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses
Accrued research and development expenses	$ 4,037	$ 5,172	$ 518
Accrued employee compensation and benefits	551	1,142	942
Accrued professional fees	607	1,756	108
Other accrued expenses	11	8	9
Total accrued expenses	$ 5,206	$ 8,078	$ 1,577